Accounting Policies, Recently adopted and new accounting pronouncements	6 Months Ended
Jun. 30, 2024
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
Accounting Policy - Disclosure of changes in accounting policies [text block]	Recently adopted accounting pronouncements The following are those accounting pronouncements which are relevant to the Group, and which have been newly applied in the first six months of 2024. IFRS 16 “Leases” On January 1, 2024, the Group adopted amendments to IFRS 16 “Leases” that clarify how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the IFRS 15 requirements to be accounted for as a sale. The amendment did not have a material impact on the Group’s interim consolidated financial statements. IAS 1 “Presentation of Financial Statements” On January 1, 2024, the Group adopted amendments to IAS 1 “Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current”. The amendments clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period. The amendments also clarify that the classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. They did not have a material impact on the Group’s interim consolidated financial statements. On January 1, 2024, the Group adopted a further amendment to IAS 1 that modifies the requirements described above on how an entity classifies debt and other financial liabilities as current or non-current in particular circumstances. Accordingly, it clarifies that only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. The amendments did not have a material impact on the Group’s interim consolidated financial statements. New accounting pronouncements The following accounting pronouncements were not effective as of June 30, 2024, and therefore have not been applied in the first six months of 2024. IAS 21 “The Effects of Changes in Foreign Exchange Rates” In August 2023, the IASB issued “Lack of Exchangeability (Amendments to IAS 21)” that contains guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not. It also requires the disclosure of additional information when a currency is not exchangeable. The amendments are effective for annual periods beginning on or after January 1, 2025, with early adoption permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU. IFRS 18 “Presentation and Disclosures in Financial Statements” In April 2024, the IASB issued the new standard IFRS 18 “Presentation and Disclosures in Financial Statements” that replaces IAS 1 “Presentation of Financial Statements”. The new standard contains new guidance on how to structure the Income Statement as well as disclosure requirements for Management-defined Performance Measures (MPMs). The new standard is effective for annual periods beginning on or after January 1, 2027, with early adoption permitted. The Group is currently assessing the impact of IFRS 18 on the presentation of its consolidated financial statements. The new standard has yet to be endorsed by the EU. IFRS 19 “Subsidiaries without Public Accountability: Disclosures” In May 2024, the IASB issued the new standard IFRS 19 “Subsidiaries without Public Accountability: Disclosures”. The new standard permits a subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements. The new standard is effective for annual periods beginning on or after January 1, 2027, with early adoption permitted. The Group is currently assessing the impact of IFRS 19 on the disclosure requirements of its subsidiaries. The new standard has yet to be endorsed by the EU. IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures” In May 2024, the IASB has issued amendments to “Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)” to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9 “Financial Instruments”. On electronic payment systems, the amendments permit to deem a financial liability (or part of it) to be discharged before the settlement date if specified criteria are met. Further, the amendments provide extended guidance on basic lending agreements, assets with non-recourse features and contractually linked instruments. Disclosures have been amended for contractual terms that could change the timing or amount of contractual cash flows. The amendments are effective for annual periods beginning on or after January 1, 2026, with early adoption permitted. The Group is currently assessing the impact of the amendments on classification and measurement of financial instruments as well as on its disclosures. The new standard has yet to be endorsed by the EU. Annual Improvements to IFRS In July 2024, the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvements project. These comprise changes in terminology as well as editorial amendments related to IFRS 1 “First-time Adoption of International Financial Reporting Standards”, IFRS 7 “Financial Instruments: Disclosures” and its accompanying Guidance on implementing IFRS 7, IFRS 9 “Financial Instruments”, IFRS 10 “Consolidated Financial Statements” and IAS 7 “Statement of Cash-Flows”. The amendments will be effective for annual periods beginning on or after January 1, 2026, with early adoption permitted. The Group is currently assessing the impact of the amendments on the Group’s consolidated financial statements. The amendments have yet to be endorsed by the EU.